As filed with the Securities and Exchange Commission on January 20, 2012

Securities Act File No. 033-40823

Investment Company Act No. 811-06318

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1933
Post-effective Amendment No. 58 ☑
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Post-effective Amendment No. 58 ☑

(Check appropriate box or boxes)

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

(Address of Principal Executive Offices) (Zip Code)

(888) 374-9999

Registrant’s Telephone Number, including Area Code:

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 58 to the Registration Statement of Consulting Group Capital Markets Funds (the “Trust”) hereby incorporates by reference, the Trust’s PEA No. 57 on Form N-1A filed on December 28, 2011. This PEA No. 58 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 57 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectus of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended and has duly caused this PEA No. 58 to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the town of Purchase and State of New York on the 20th day of January 2012.

CONSULTING GROUP CAPITAL MARKETS FUNDS

By:	/s/ James F. Walker
James F. Walker, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ James F. Walker	Trustee and Chief Executive Officer	January 20, 2012
James F. Walker

/s/ Marc Gordon	Chief Financial Officer	January 20, 2012
Marc Gordon

	Trustee	January 20, 2012
Adela Cepeda**

	Trustee	January 20, 2012
Stephen E. Kaufman*

	Trustee	January 20, 2012
W. Thomas Matthews*

	Trustee	January 20, 2012
John J. Murphy*

	Trustee	January 20, 2012
Mark J. Reed*

*	Signed pursuant to power of attorney dated November 28, 2007.
**	Signed pursuant to a power of attorney dated October 6, 2008.

/s/ Paul F. Gallagher
Paul F. Gallagher, Attorney-in-Fact
Secretary	January 20, 2012

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase